Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Biotechnology (22.7%)
	AbbVie Inc.	5,303,061	1,154,582
	Amgen Inc.	1,616,218	544,326
	Gilead Sciences Inc.	3,721,407	500,269
*	Vertex Pharmaceuticals Inc.	762,619	341,303
	Regeneron Pharmaceuticals Inc.	311,519	191,516
*	Alnylam Pharmaceuticals Inc.	397,623	120,074
*	Natera Inc.	403,689	90,172
*	Biogen Inc.	440,013	86,243
*	Revolution Medicines Inc.	485,022	76,381
*	Insmed Inc.	630,997	67,460
*	United Therapeutics Corp.	118,264	65,852
*	Incyte Corp.	507,173	49,064
*	Neurocrine Biosciences Inc.	285,867	45,253
*	Roivant Sciences Ltd.	1,394,714	41,828
*	Moderna Inc.	861,542	40,656
*	Ionis Pharmaceuticals Inc.	470,529	35,995
*	Exelixis Inc.	704,466	35,561
*	BioMarin Pharmaceutical Inc.	533,389	30,558
*	Bridgebio Pharma Inc.	440,081	29,160
*	Arrowhead Pharmaceuticals Inc.	356,871	27,804
*	Cytokinetics Inc.	332,364	25,512
*	Praxis Precision Medicines Inc.	68,890	24,109
*	Halozyme Therapeutics Inc.	355,190	23,634
*	Madrigal Pharmaceuticals Inc.	44,706	22,231
*	Alkermes plc	473,545	19,979
*	Krystal Biotech Inc.	61,776	19,091
*	Vaxcyte Inc.	366,827	18,855
*	TG Therapeutics Inc.	442,863	16,802
*	PTC Therapeutics Inc.	211,297	15,604
*	Protagonist Therapeutics Inc.	153,055	15,238
*	Nuvalent Inc. Class A	137,170	15,142
*	Rhythm Pharmaceuticals Inc.	163,803	14,467
*	Cogent Biosciences Inc.	368,009	12,866
*	Mirum Pharmaceuticals Inc.	126,652	12,855
*	Spyre Therapeutics Inc.	168,110	12,356
*	Travere Therapeutics Inc.	248,898	11,743
*	Twist Bioscience Corp.	170,051	11,371
*	Veracyte Inc.	238,347	11,045
*	Scholar Rock Holding Corp.	223,903	11,038
*	Kymera Therapeutics Inc.	134,665	10,964
*	Viking Therapeutics Inc.	330,183	10,810
*	Catalyst Pharmaceuticals Inc.	329,544	10,292
*	Dianthus Therapeutics Inc.	110,197	10,249
*	CG oncology Inc.	151,914	9,463
*	Apogee Therapeutics Inc.	114,611	9,414
*	Beam Therapeutics Inc.	267,253	8,801
*	Denali Therapeutics Inc.	404,306	8,507
*	GRAIL Inc.	113,767	8,155
*,1	ImmunityBio Inc.	1,078,873	8,113
*	ACADIA Pharmaceuticals Inc.	345,059	7,474
*	Arcutis Biotherapeutics Inc.	334,687	7,182
*	Ideaya Biosciences Inc.	236,805	6,979
*,1	Summit Therapeutics Inc. (XNMS)	395,664	6,940
*	Dyne Therapeutics Inc.	345,926	6,687
*	Arcus Biosciences Inc.	263,143	6,668
*	Immunovant Inc.	198,416	6,607
*	Celldex Therapeutics Inc.	201,361	6,329
*	Celcuity Inc.	47,109	6,260
*	Newamsterdam Pharma Co. NV	181,004	6,096
*	Ultragenyx Pharmaceutical Inc.	250,651	6,001

		Shares	Market Value ($000)
*	Erasca Inc.	465,951	5,983
*	Immunome Inc.	271,423	5,925
*	BioCryst Pharmaceuticals Inc.	622,134	5,543
*	Oruka Therapeutics Inc.	94,188	5,513
*	Tango Therapeutics Inc.	248,641	5,465
*	Intellia Therapeutics Inc.	384,014	5,403
*	Sarepta Therapeutics Inc.	298,880	5,341
*	Kiniksa Pharmaceuticals International plc	110,082	5,326
*	ADMA Biologics Inc.	661,765	5,281
*	Mineralys Therapeutics Inc.	166,894	5,257
*	Disc Medicine Inc.	74,410	5,177
*	Vericel Corp.	153,205	5,106
*,1	Recursion Pharmaceuticals Inc. Class A	1,409,516	5,060
*	SELLAS Life Sciences Group Inc.	538,266	5,011
*	Relay Therapeutics Inc.	353,782	4,971
*	Syndax Pharmaceuticals Inc.	251,280	4,923
*	Aurinia Pharmaceuticals Inc.	318,875	4,888
*	Agios Pharmaceuticals Inc.	166,145	4,885
*	Vera Therapeutics Inc.	128,416	4,561
*	Novavax Inc.	415,035	4,553
*	Iovance Biotherapeutics Inc.	1,049,918	4,305
*	Ardelyx Inc.	698,601	4,220
*	Capricor Therapeutics Inc.	138,691	4,155
*	Biohaven Ltd.	372,197	4,098
*	Viridian Therapeutics Inc.	231,852	4,085
*	uniQure NV	140,573	4,011
*	Palvella Therapeutics Inc.	30,047	3,559
*	Stoke Therapeutics Inc.	110,849	3,426
*	Kodiak Sciences Inc.	92,723	3,404
*	Vir Biotechnology Inc.	351,159	3,350
*	MannKind Corp.	883,867	3,332
*	Nurix Therapeutics Inc.	186,163	3,306
*	UroGen Pharma Ltd.	116,579	3,279
*	CareDx Inc.	130,553	2,979
*	Monte Rosa Therapeutics Inc.	143,947	2,837
*	Zymeworks Inc.	109,832	2,760
*	AnaptysBio Inc.	47,400	2,639
*	KalVista Pharmaceuticals Inc.	96,015	2,580
*	Precigen Inc.	583,683	2,533
*	Taysha Gene Therapies Inc.	430,790	2,529
*	Corvus Pharmaceuticals Inc.	188,909	2,344
*	Tyra Biosciences Inc.	66,898	2,235
*	Kura Oncology Inc.	218,711	2,231
*	ArriVent Biopharma Inc.	72,990	2,209
*	Inhibrx Biosciences Inc.	20,799	2,163
*	Aura Biosciences Inc.	279,337	2,087
*	Olema Pharmaceuticals Inc.	156,814	2,068
*	MoonLake Immunotherapeutics	107,594	2,064
*	Annexon Inc.	365,629	1,982
*	Arbutus Biopharma Corp.	428,672	1,955
*	Jade Biosciences Inc.	92,416	1,944
*	Bicara Therapeutics Inc.	88,401	1,923
*	Cullinan Therapeutics Inc.	113,503	1,866
*	Geron Corp. (XNGS)	1,432,603	1,791
*	MeiraGTx Holdings plc	166,659	1,775
*	CytomX Therapeutics Inc.	482,370	1,737
*	Sionna Therapeutics Inc.	40,477	1,733
*	Altimmune Inc.	567,179	1,730
*	Sana Biotechnology Inc.	520,072	1,716
*	Janux Therapeutics Inc.	117,140	1,709
*	Allogene Therapeutics Inc.	774,036	1,680
*	Rigel Pharmaceuticals Inc.	53,959	1,645
*	Xencor Inc.	137,622	1,635
*	Editas Medicine Inc.	460,279	1,593
*	Ironwood Pharmaceuticals Inc.	436,023	1,557
*	Zenas Biopharma Inc.	79,511	1,463
*	Savara Inc.	276,830	1,440
*	Sutro Biopharma Inc.	47,188	1,379
*	Emergent BioSolutions Inc.	151,030	1,377
*	Ocugen Inc.	983,550	1,357

		Shares	Market Value ($000)
*	Prothena Corp. plc	129,430	1,318
*	Replimune Group Inc.	150,348	1,307
*,1	ARS Pharmaceuticals Inc.	141,620	1,285
*	MiMedx Group Inc.	340,872	1,254
*	Solid Biosciences Inc.	162,429	1,192
*	First Tracks Biotherapeutics Inc.	72,950	1,164
*	XOMA Royalty Corp.	26,803	1,118
*	Myriad Genetics Inc.	279,799	1,111
*	Prime Medicine Inc.	311,499	1,106
*	ORIC Pharmaceuticals Inc.	130,374	1,102
*	Perspective Therapeutics Inc.	276,361	1,089
*	4D Molecular Therapeutics Inc.	107,284	1,063
*	Vanda Pharmaceuticals Inc.	155,298	1,002
*	Vor BioPharma Inc.	60,921	912
*	Shattuck Labs Inc.	152,989	910
*	REGENXBIO Inc.	129,557	908
*	Crescent Biopharma Inc.	39,268	811
*	Anavex Life Sciences Corp.	266,123	806
*	Rocket Pharmaceuticals Inc.	259,053	795
*	Tectonic Therapeutic Inc.	25,356	790
*	Fate Therapeutics Inc.	271,561	771
*	Akebia Therapeutics Inc.	751,608	767
*	Evommune Inc.	32,420	753
*,1	Humacyte Inc.	566,443	736
*	MapLight Therapeutics Inc.	24,838	728
*	Assembly Biosciences Inc.	24,982	691
*	Verastem Inc.	158,282	685
*	Rezolute Inc.	186,821	617
*	Compass Therapeutics Inc.	256,900	611
*	Upstream Bio Inc.	72,472	606
*	Zentalis Pharmaceuticals Inc.	150,598	602
*	Larimar Therapeutics Inc.	171,495	597
*	Arcturus Therapeutics Holdings Inc.	71,491	566
*	Neurogene Inc.	19,925	565
*	Keros Therapeutics Inc.	49,120	553
*	Alector Inc.	229,241	495
*	Organogenesis Holdings Inc.	189,147	486
*	Lyell Immunopharma Inc.	28,059	486
*	Century Therapeutics Inc.	188,951	463
*	Heron Therapeutics Inc.	470,465	409
*	Entrada Therapeutics Inc.	57,115	404
*	Korro Bio Inc.	28,171	378
*	Aldeyra Therapeutics Inc.	154,611	271
*,1	Gossamer Bio Inc.	541,950	125
*	MacroGenics Inc.	52	—
*	ALX Oncology Holdings Inc.	36	—
*,2	Prevail Therapeutics CVR	78	—
*,2	89bio Inc. CVR	240	—
			4,316,341
Health Care Equipment & Supplies (15.9%)
*	Intuitive Surgical Inc.	1,064,855	452,180
	Abbott Laboratories	5,221,565	446,966
	Stryker Corp.	1,033,396	315,279
	Medtronic plc	3,849,568	284,137
*	Boston Scientific Corp.	4,455,788	215,259
*	Edwards Lifesciences Corp.	1,728,555	149,468
*	IDEXX Laboratories Inc.	238,122	134,189
	Becton Dickinson & Co.	854,493	125,713
	GE HealthCare Technologies Inc.	1,368,013	85,282
*	Dexcom Inc.	1,153,884	85,087
	ResMed Inc.	436,754	83,232
	STERIS plc	294,031	62,549
	Zimmer Biomet Holdings Inc.	580,319	47,778
*	Medline Inc. Class A	1,107,446	40,488
*	Cooper Cos. Inc.	584,941	35,804
*	Align Technology Inc.	203,979	35,686
*	Penumbra Inc.	111,994	35,648
*	Solventum Corp.	441,892	33,120
*	Insulet Corp.	207,656	30,098

		Shares	Market Value ($000)
	Baxter International Inc.	1,547,834	29,068
*	Globus Medical Inc. Class A	337,632	27,645
*	Masimo Corp.	133,432	23,811
*	Lantheus Holdings Inc.	195,179	19,381
*	Glaukos Corp.	165,425	17,097
	Teleflex Inc.	132,423	17,035
*	LivaNova plc	164,205	12,118
*	Envista Holdings Corp.	491,289	11,570
*	Merit Medical Systems Inc.	178,805	11,275
*	IRhythm Holdings Inc.	96,954	11,043
*	ICU Medical Inc.	71,178	9,637
*	Haemonetics Corp.	139,316	9,447
*	Integer Holdings Corp.	103,143	9,219
*	TransMedics Group Inc.	97,989	6,585
	DENTSPLY SIRONA Inc.	598,187	6,263
*	Omnicell Inc.	132,920	5,867
*	Axogen Inc.	147,791	5,835
	LeMaitre Vascular Inc.	61,441	5,815
*	Neogen Corp.	620,166	5,563
*	Novocure Ltd.	307,090	5,233
*	UFP Technologies Inc.	21,947	4,831
*	Procept Biorobotics Corp.	160,631	4,229
*	AtriCure Inc.	144,217	3,990
*	Enovis Corp.	172,038	3,902
*	Establishment Labs Holdings Inc.	54,938	3,884
*	Tandem Diabetes Care Inc.	206,978	3,560
*	Avanos Medical Inc.	136,401	3,383
	CONMED Corp.	90,348	3,225
*	Inspire Medical Systems Inc.	77,703	3,214
*	Integra LifeSciences Holdings Corp.	198,151	3,178
*	Artivion Inc.	127,192	2,822
*	STAAR Surgical Co.	89,075	2,662
*	QuidelOrtho Corp.	203,903	2,655
*	Alphatec Holdings Inc.	340,323	2,638
*	Butterfly Network Inc.	530,300	2,413
	iRadimed Corp.	24,782	2,247
*	SI-BONE Inc.	127,506	1,798
*	Cerus Corp.	547,317	1,664
*	Tactile Systems Technology Inc.	67,360	1,658
*	Kestra Medical Technologies Ltd.	70,024	1,489
*	Varex Imaging Corp.	126,613	1,295
*,1	Pulse Biosciences Inc.	50,980	1,274
*	AngioDynamics Inc.	108,419	1,245
*	Ceribell Inc.	64,906	1,198
*	Bioventus Inc. Class A	119,547	1,017
*	OrthoPediatrics Corp.	52,143	895
*	Orthofix Medical Inc.	94,025	872
*	OraSure Technologies Inc.	183,135	787
*	RxSight Inc.	117,616	627
	Embecta Corp.	168,963	571
*	Treace Medical Concepts Inc.	150,606	521
			3,017,214
Health Care Providers & Services (17.9%)
	UnitedHealth Group Inc.	2,721,374	1,034,966
	CVS Health Corp.	3,814,318	347,027
	McKesson Corp.	367,239	272,653
	Elevance Health Inc. (XNYS)	644,192	253,290
	Cigna Group	790,508	219,287
	HCA Healthcare Inc.	469,213	177,616
	Cencora Inc.	554,070	149,244
	Cardinal Health Inc.	705,513	138,845
	Humana Inc.	359,946	109,935
*	Centene Corp.	1,474,440	87,877
	Labcorp Holdings Inc.	247,056	64,249
	Quest Diagnostics Inc.	329,405	64,201
*	Guardant Health Inc.	363,768	47,177
*	Tenet Healthcare Corp.	260,733	45,712
	Encompass Health Corp.	298,073	31,551
	Ensign Group Inc.	170,759	28,628

		Shares	Market Value ($000)
*	Molina Healthcare Inc.	156,183	27,113
*	BrightSpring Health Services Inc.	434,339	26,790
*	Henry Schein Inc.	292,338	22,387
	Universal Health Services Inc. Class B	153,185	22,382
*	HealthEquity Inc.	253,285	22,287
*	DaVita Inc.	100,145	19,464
	Chemed Corp.	39,215	16,722
*,1	Hims & Hers Health Inc.	591,888	15,478
*	RadNet Inc.	198,220	11,007
*	Option Care Health Inc.	469,091	9,790
*	Alignment Healthcare Inc.	581,853	8,914
	Concentra Group Holdings Parent Inc.	347,193	8,635
*	Brookdale Senior Living Inc.	641,687	8,258
	National HealthCare Corp.	37,280	6,875
*	Hinge Health Inc. Class A	114,675	6,446
*	Privia Health Group Inc.	291,912	6,279
*	Progyny Inc.	217,256	5,553
*	Acadia Healthcare Co. Inc.	234,612	5,443
*	Pediatrix Medical Group Inc.	249,059	5,365
	Select Medical Holdings Corp.	316,054	5,215
*	CorVel Corp.	84,373	5,210
*	Astrana Health Inc.	133,641	5,028
*	Addus HomeCare Corp.	54,510	4,997
*	Clover Health Investments Corp.	1,221,924	4,863
*	PACS Group Inc.	117,801	4,317
*	NeoGenomics Inc.	387,546	4,077
*	LifeStance Health Group Inc.	525,120	4,049
*	Guardian Pharmacy Services Inc. Class A	91,178	3,532
*	Pennant Group Inc.	99,567	3,410
*	AMN Healthcare Services Inc.	115,014	3,332
*	Surgery Partners Inc.	234,128	3,128
*	GeneDx Holdings Corp.	59,284	3,082
	US Physical Therapy Inc.	45,580	2,929
*	agilon health Inc.	31,124	2,872
*	AdaptHealth Corp.	254,697	2,580
*	Talkspace Inc.	375,631	1,953
*	Castle Biosciences Inc.	80,255	1,692
*	OPKO Health Inc.	1,140,715	1,665
*	Aveanna Healthcare Holdings Inc.	228,112	1,636
*	Cross Country Healthcare Inc.	88,002	1,152
*	Omada Health Inc.	57,422	1,032
*	Fulgent Genetics Inc.	56,321	1,022
*	Community Health Systems Inc.	348,603	948
*	Oncology Institute Inc.	180,218	845
*	Lumexa Imaging Holdings Inc.	72,046	560
*	Accendra Health Inc.	184,220	523
*	DocGo Inc.	259,261	171
*	Ardent Health Inc.	32	—
			3,403,266
Health Care Technology (0.6%)
*	Veeva Systems Inc. Class A	440,877	76,863
*	Doximity Inc. Class A	361,564	7,737
*	Waystar Holding Corp.	344,105	6,851
*	Teladoc Health Inc.	532,199	4,050
*	HeartFlow Inc.	115,785	3,587
*	Schrodinger Inc.	189,916	2,887
*	Certara Inc.	346,249	2,015
	HealthStream Inc.	69,462	1,734
*	Phreesia Inc.	137,709	1,358
*	Evolent Health Inc. Class A	282,147	1,115
*	Simulations Plus Inc.	51,837	887
*	GoodRx Holdings Inc. Class A	278,203	812
*	Claritev Corp.	15,029	378
*	Health Catalyst Inc.	120,902	167
*	Definitive Healthcare Corp.	60,121	56
			110,497
Life Sciences Tools & Services (8.9%)
	Thermo Fisher Scientific Inc.	1,114,159	548,734
	Danaher Corp.	1,909,565	348,820

		Shares	Market Value ($000)
	Agilent Technologies Inc.	847,186	114,819
*	Waters Corp.	294,827	113,087
*	IQVIA Holdings Inc.	508,759	92,701
*	Illumina Inc.	446,940	72,833
*	Mettler-Toledo International Inc.	60,931	71,934
	West Pharmaceutical Services Inc.	215,922	69,702
	Revvity Inc.	335,153	35,040
*	Medpace Holdings Inc.	68,485	30,620
*	Charles River Laboratories International Inc.	147,876	26,723
	Bio-Techne Corp.	469,362	24,257
*	Repligen Corp.	156,379	19,383
	Bruker Corp.	319,356	18,807
*	Avantor Inc.	1,976,091	18,022
*	Bio-Rad Laboratories Inc. Class A	54,216	16,941
*,1	Tempus AI Inc. Class A	313,625	15,829
*	Sotera Health Co.	834,470	13,051
*	10X Genomics Inc. Class A	317,482	8,986
*	Adaptive Biotechnologies Corp.	348,041	5,273
*	Fortrea Holdings Inc.	272,566	4,195
*	BioLife Solutions Inc.	124,070	3,092
*	Azenta Inc.	124,973	2,859
*	Personalis Inc.	203,904	2,325
*	CryoPort Inc.	141,893	2,226
	Mesa Laboratories Inc.	15,724	1,604
*	Maravai LifeSciences Holdings Inc. Class A	323,659	1,554
*	Cytek Biosciences Inc.	324,066	1,358
*	Pacific Biosciences of California Inc.	724,432	1,079
*	Ginkgo Bioworks Holdings Inc.	112,325	1,053
*	Standard BioTools Inc.	672,261	773
*	OmniAb Inc.	238,155	643
*,1	Quantum-Si Inc.	495,260	589
*	Quanterix Corp.	124,660	382
*	MaxCyte Inc.	301,966	365
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,689,659
Other (0.0%)[3]
*,2	Hologic Inc. CVR	162,940	2
Pharmaceuticals (33.8%)
	Eli Lilly & Co.	2,407,824	2,660,646
	Johnson & Johnson	7,121,446	1,604,675
	Merck & Co. Inc.	7,412,681	880,033
	Pfizer Inc.	17,054,767	446,494
	Bristol-Myers Squibb Co.	6,121,464	350,025
	Zoetis Inc.	1,260,814	97,953
	Viatris Inc.	3,491,134	56,766
*	Jazz Pharmaceuticals plc	166,100	39,281
*	Elanco Animal Health Inc. (XNYS)	1,497,222	35,709
*	Axsome Therapeutics Inc.	118,856	27,869
*	Corcept Therapeutics Inc.	287,044	19,947
*	Ligand Pharmaceuticals Inc.	58,293	13,522
*	Liquidia Corp.	191,522	11,848
*	Indivior Pharmaceuticals Inc.	310,687	11,191
	Organon & Co.	778,961	10,391
*	Crinetics Pharmaceuticals Inc.	274,738	9,767
*	Supernus Pharmaceuticals Inc.	164,014	7,574
*	Definium Therapeutics Inc.	284,017	6,870
*	Prestige Consumer Healthcare Inc.	141,893	6,744
*	Amneal Pharmaceuticals Inc.	479,845	6,320
*	Nektar Therapeutics	92,000	5,969
*	Tarsus Pharmaceuticals Inc.	89,321	5,306
*	Edgewise Therapeutics Inc.	144,768	4,945
	Perrigo Co. plc	414,128	4,576
*	Harmony Biosciences Holdings Inc.	143,068	4,520
*	Innoviva Inc.	210,669	4,513
*	Alumis Inc.	203,084	4,387
*	ANI Pharmaceuticals Inc.	54,558	4,283
*	Ocular Therapeutix Inc.	457,037	4,118

		Shares	Market Value ($000)
*	Trevi Therapeutics Inc.	286,762	4,055
*	Enliven Therapeutics Inc.	100,432	3,974
*	Nuvation Bio Inc.	727,446	3,477
*	Harrow Inc.	94,443	3,325
*	Collegium Pharmaceutical Inc.	97,143	3,265
*	Rapport Therapeutics Inc.	82,426	3,256
*	AtaiBeckley Inc.	707,817	3,206
*	Xeris Biopharma Holdings Inc.	506,798	3,122
*	Amylyx Pharmaceuticals Inc.	215,511	3,093
*	EyePoint Inc.	212,769	2,889
*	Pacira BioSciences Inc.	112,325	2,608
*	WaVe Life Sciences Ltd.	389,482	2,563
*	Esperion Therapeutics Inc.	752,389	2,355
*,1	Omeros Corp.	205,072	2,264
*	MBX Biosciences Inc.	64,117	2,018
	Phibro Animal Health Corp. Class A	62,584	1,927
*,1	Tilray Brands Inc.	347,389	1,914
*	Theravance Biopharma Inc.	116,387	1,869
*	Maze Therapeutics Inc.	70,409	1,863
*	Amphastar Pharmaceuticals Inc.	96,836	1,825
*	Relmada Therapeutics Inc.	243,663	1,757
*	CorMedix Inc.	207,353	1,750
*	Aclaris Therapeutics Inc.	323,001	1,470
*	Arvinas Inc.	162,748	1,461
*	Phathom Pharmaceuticals Inc.	147,697	1,416
*	Lexicon Pharmaceuticals Inc.	635,221	1,385
*	Fulcrum Therapeutics Inc.	139,898	968
*	Septerna Inc.	29,634	895
*	Evolus Inc.	135,247	887
*	Atea Pharmaceuticals Inc.	153,768	718
	SIGA Technologies Inc.	118,721	556
*	LENZ Therapeutics Inc.	56,574	440
*	Neumora Therapeutics Inc.	179,998	333
*	Filana Therapeutics Inc.	132,117	203
*	Pliant Therapeutics Inc.	153,162	193
*,2	Chinook Therapeutics Inc. CVR	784	—
			6,415,542
Total Common Stocks (Cost $15,309,072)			18,952,521
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $37,232)	372,445	37,241
Total Investments (100.0%) (Cost $15,346,304)			18,989,762
Other Assets and Liabilities—Net (0.0%)			(3,211)
Net Assets (100.0%)			18,986,551
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,927.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $26,650 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	4/26/2027	CITNA	5,709	(4.120)	—	(51)
Johnson & Johnson	2/1/2027	GSI	22,671	(3.620)	—	(31)
Moderna Inc.	8/31/2026	BANA	6,819	(3.620)	20	—
					20	(82)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $533 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,952,519	—	2	18,952,521
Temporary Cash Investments	37,241	—	—	37,241
Total	18,989,760	—	2	18,989,762
Derivative Financial Instruments
Assets
Swap Contracts	—	20	—	20
Liabilities
Swap Contracts	—	(82)	—	(82)